Note 10 - Intangible Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Intangible Assets Disclosure [Text Block]
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets	$ 466,000
Finite-Lived Intangible Asset, Useful Life	9 months
Amortization of Intangible Assets	$ 621,000	$ 621,000